Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segments	Segments
Accounting policies
Equinor’s operations are organised into business
areas and followed up through operating
segments in order to effectively manage and
execute our strategy, including the ability to
measure the progress of the business against its
strategic goals. The operating segments are
defined based on the components of Equinor that
undergo regular review by the chief operating
decision maker, Equinor's Corporate Executive
Officer (CEO). The following reportable segments
correspond to the operating segments: Exploration
& Production Norway (E&P Norway), Exploration &
Production International (E&P International),
Exploration & Production USA (E&P USA),
Marketing, Midstream & Processing (MMP) and
Renewables (REN). Based on materiality
considerations, the remaining operating segments
consisting of Projects, Drilling & Procurement (PDP),
Technology, Digital & Innovation (TDI) and
Corporate staff and functions, are aggregated
into the reportable segment Other. The majority of
the costs in PDP and TDI is allocated to the three
Exploration & Production segments, MMP and REN.
The Exploration & Production operating segments
are responsible for the discovery and appraisal of
new resources, commercial development and safe
and efficient operation of the oil and gas portfolios
within their respective geographical areas: E&P
Norway on the Norwegian continental shelf, E&P
USA in USA and E&P International worldwide
outside of E&P Norway and E&P USA.
PDP is responsible for oil and gas field development,
well deliveries, and sourcing across Equinor.
The accounting policies of the reporting segments
are consistent with those described in these
Consolidated financial statements, except for the
following: movements related to changes in asset
retirement obligations are excluded from the line-
item Additions to PP&E, intangibles and Equity
accounted investments, and provisions for
onerous contracts reflect only obligations
towards group external parties. The
measurement basis of segment profit is net
operating income/(loss). Deferred tax assets,
pension assets, non-current financial assets, total
current assets and total liabilities are not
allocated to the segments. Transactions between
the segments, mainly from the sale of crude oil,
gas, and related products, are performed at
defined internal prices which have been derived
from market prices. The transactions are
eliminated upon consolidation.
TDI encompasses research, technology development,
specialist advisory services, digitalisation, IT,
improvement, innovation, and ventures and future
business.
MMP is responsible for the marketing, trading,
processing and transportation of crude oil and
condensate, natural gas, NGL and refined products,
and includes refinery, terminals, and processing plant
operation. MMP is also managing power and
emissions trading and the development of
transportation solutions for natural gas, liquids, and
crude oil, including pipelines, shipping, trucking and
rail. In addition, MMP is in charge of low carbon
solutions in Equinor.
REN is developing, exploring, investing in, and
operating areas within renewable energy such as
offshore wind, green hydrogen, storage solutions and
solar power.
Segment information for the years ended
31 December 2024, 2023, and 2022 are presented
below. For revenues per geographical area, please
see note 7 Total revenues and other income. For
further information on the following items affecting
the segments, please refer to the related notes: note
6 Acquisitions and disposals, note 14 Impairments,
and note 26 Other commitments, contingent liabilities,
and contingent assets.

2024 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	239	635	263	101,208	72	86	(1)	102,502
Revenues and other income inter-segment	33,296	5,891	3,664	507	20	32	(43,409)	—
Net income/(loss) from equity accounted investments	—	13	—	(59)	100	(6)	—	49
Other income	108	804	30	136	124	21	—	1,223

Total revenues and other income	33,643	7,343	3,957	101,792	317	133	(43,410)	103,774

Purchases [net of inventory variation]	—	85	—	(92,789)	—	—	42,664	(50,040)
Operating, selling, general and administrative expenses	(3,612)	(2,123)	(1,142)	(4,919)	(687)	(44)	742	(11,786)
Depreciation and amortisation	(4,890)	(2,064)	(1,607)	(949)	(34)	(140)	—	(9,684)
Net impairment (losses)/reversals	(64)	—	—	191	(271)	(7)	—	(151)
Exploration expenses	(513)	(496)	(176)	—	—	—	—	(1,185)

Total operating expenses	(9,078)	(4,597)	(2,925)	(98,466)	(993)	(193)	43,406	(72,846)

Net operating income/(loss)	24,564	2,746	1,031	3,326	(676)	(60)	(4)	30,927

Additions to PP&E, intangibles and equity accounted investments	6,285	3,191	3,862	953	2,153	250	—	16,695

Balance sheet information
Equity accounted investments	4	—	—	768	1,530	168	2	2,471
Non-current segment assets	26,695	14,662	12,490	3,259	3,138	971	—	61,214
Non-current assets not allocated to segments								14,261

Total non-current assets								77,946

2023 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	230	993	277	105,242	20	85	-	106,848
Revenues and other income inter-segment	37,999	6,009	4,009	633	12	33	(48,695)	-
Net income/(loss) from equity accounted investments	-	28	-	12	(33)	(8)	-	(1)
Other income	111	1	32	23	18	142	-	327

Total revenues and other income	38,340	7,032	4,319	105,908	17	253	(48,695)	107,174

Purchases [net of inventory variation]	-	(70)	-	(95,769)	-	(1)	47,665	(48,175)
Operating, selling, general and administrative expenses	(3,759)	(2,176)	(1,178)	(4,916)	(462)	(201)	893	(11,800)
Depreciation and amortisation	(4,429)	(2,123)	(1,779)	(897)	(12)	(133)	-	(9,373)
Net impairment (losses)/reversals	(588)	(310)	290	(343)	(300)	(10)	-	(1,260)
Exploration expenses	(476)	(20)	(299)	-	-	-	-	(795)

Total operating expenses	(9,253)	(4,700)	(2,966)	(101,925)	(774)	(345)	48,558	(71,404)

Net operating income/(loss)	29,087	2,332	1,353	3,984	(757)	(92)	(137)	35,770

Additions to PP&E, intangibles and equity accounted investments	5,939	4,376	1,206	844	2,007	128	—	14,500

Balance sheet information
Equity accounted investments	3	-	-	783	1,665	57	-	2,508
Non-current segment assets	28,915	17,977	11,049	3,997	1,575	1,018	-	64,530
Non-current assets not allocated to segments								14,487

Total non-current assets								81,525

2022 (in USD million)	E&P Norway	E&P International	E&P USA	MMP	REN	Other	Eliminations	Total group

Revenues third party	304	1,099	305	147,164	16	115	—	149,004
Revenues and other income inter-segment	74,631	6,124	5,217	527	—	55	(86,554)	—
Net income/(loss) from equity accounted investments	—	172	—	406	58	(16)	—	620
Other income	994	35	—	9	111	33	—	1,182

Total revenues and other income	75,930	7,431	5,523	148,105	185	187	(86,554)	150,806

Purchases [net of inventory variation]	—	(116)	—	(139,916)	—	—	86,227	(53,806)
Operating, selling, general and administrative expenses	(3,782)	(1,698)	(938)	(4,591)	(265)	(223)	904	(10,593)
Depreciation and amortisation	(4,986)	(1,445)	(1,422)	(881)	(4)	(142)	—	(8,878)
Net impairment (losses)/reversals	819	(286)	1,060	895	—	—	—	2,487
Exploration expenses	(366)	(638)	(201)	—	—	—	—	(1,205)

Total operating expenses	(8,315)	(4,183)	(1,501)	(144,493)	(269)	(365)	87,131	(71,995)

Net operating income/(loss)	67,614	3,248	4,022	3,612	(84)	(178)	577	78,811

Additions to PP&E, intangibles and equity accounted investments	4,922	2,623	764	1,212	298	176	—	9,994

Balance sheet information
Equity accounted investments	3	550	—	688	1,452	65	—	2,758
Non-current segment assets	28,510	15,868	11,311	4,619	316	1,031	—	61,656
Non-current assets not allocated to segments								15,437

Total non-current assets								79,851

Non-current assets by country
	At 31 December
(in USD million)	2024	2023

Norway1)	30,017	32,977
USA2)	15,638	12,587
Brazil	11,487	10,871
UK2)	1,641	5,535
Angola	1,159	1,103
Canada	1,019	1,157
Argentina	822	648
Denmark	770	973
Poland	644	447
Algeria	348	474
Other	141	265

Total non-current assets3)	63,686	67,038

1) Decrease is mainly due to strengthening of USD versus NOK.
2) Please see note 6 Acquisitions and disposals for more information.
3) Excluding deferred tax assets, pension assets and non-current financial assets. Non-current assets are attributed to country of operations.